UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-05767

DWS Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period:8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 151.9%
Alabama 0.6%
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	1,000,000	700,990
Arizona 2.6%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,625,000	1,621,311
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,697,092

		3,318,403
California 14.3%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,011,000

California, Infrastructure & Economic Development Bank Revenue, Orange County Performing Arts Center, Series A, 0.1% **, 7/1/2034, Bank of America NA (a)	400,000	400,000
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034 (b)	1,310,000	1,373,928
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	825,840
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029 (b)	1,425,000	1,499,656
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	4,000,000	4,713,480
California, State General Obligation:
5.75%, 4/1/2031	1,000,000	1,047,970
6.0%, 4/1/2038	1,000,000	1,058,180
6.5%, 4/1/2033	1,950,000	2,162,628
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,073,940
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	765,000	767,540
Southern California, Metropolitan Water District, Waterworks Revenue, Series C-1, 0.08% **, 7/1/2036	1,000,000	1,000,000

		17,934,162
Colorado 1.1%
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	742,430
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	635,000	647,789

		1,390,219
Connecticut 2.6%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,000,000	2,040,560
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031	705,000	336,729
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017	2,000,000	573,160
Series B, 144A, Zero Coupon, 9/1/2018	1,000,000	270,690

		3,221,139
Florida 8.2%
Florida, Capital Region Community Development District Revenue, Capital Improvement, Series A, 7.0%, 5/1/2039	500,000	375,750
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	1,000,000	717,730
Florida, Tolomato Community Development District, Special Assessment:
5.4%, 5/1/2037	1,955,000	1,159,022
6.55%, 5/1/2027	850,000	637,415
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, 5.625%, 8/15/2029	1,875,000	1,503,356
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	1,600,000	1,251,904
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	3,000,000	3,039,480
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	689,750
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	1,000,000	892,390

		10,266,797
Georgia 5.1%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	996,388
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2034	2,000,000	2,094,800

Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement, Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,027,860
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,154,315
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038 (c)	1,000,000	1,102,260

		6,375,623
Guam 1.5%
Guam, Government General Obligation, Series A, 7.0%, 11/15/2039	1,000,000	1,008,190
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	937,310

		1,945,500
Hawaii 0.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 6.5%, 7/1/2039	500,000	524,370
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	327,588
Illinois 5.2%
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	1,399,380
Illinois, Finance Authority Revenue, Monarch Landing, Inc. Facility, Series A, 7.0%, 12/1/2027	1,000,000	591,600
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	771,440
Illinois, Hospital & Healthcare Revenue, ETM, 6.75%, 2/15/2016	2,180,000	2,259,941
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014	995,000	911,360
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	620,000	621,637

		6,555,358
Indiana 1.0%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	525,000	543,974
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	737,070

		1,281,044
Iowa 1.9%
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	1,670,000	1,212,737
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	849,270
Lake City, IA, Senior Care Revenue, Health Care Facility, Opportunity Living Project, 144A, 6.45%, 5/1/2011	350,000	350,126

		2,412,133
Kansas 2.2%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	2,000,000	1,392,640
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	1,400,000	1,396,318

		2,788,958
Kentucky 3.6%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, 6.625%, 10/1/2028	215,000	218,210
Series A, Prerefunded, 6.625%, 10/1/2028	785,000	841,599
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 (c)	365,000	386,338

Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,132,813

		4,578,960
Louisiana 4.2%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	902,780
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,500,000	1,371,600
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	2,983,560

		5,257,940
Maryland 4.9%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,656,300
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	1,000,000	530,080
Series B, 5.25%, 12/1/2031	2,000,000	1,090,360
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	500,000	561,895
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	1,000,000	951,880
6.0%, 1/1/2028	1,385,000	1,392,978

		6,183,493
Massachusetts 5.8%
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	1,600,000	1,928,768
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,845,000	1,434,561
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,417,107
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/2035	2,700,000	1,793,475
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	706,392
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series C, 5.75%, 7/1/2032	35,000	35,988

		7,316,291
Michigan 3.5%
Kalamazoo, MI, Economic Development Corp. Revenue, Heritage Community, 5.375%, 5/15/2027	1,000,000	717,500
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,000,000	1,147,230
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	1,000,000	1,005,780
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013	190,000	201,645
Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,317,758

		4,389,913
Minnesota 0.9%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,000,000	1,096,810
Mississippi 1.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	243,887

Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	1,000,000	936,660
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	430,650

		1,611,197
Missouri 1.9%
Branson, MO, Regional Airport Transportation Development District, Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	250,000	163,495
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	1,473,900
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	427,794
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	275,000	283,638

		2,348,827
Nevada 8.7%
Clark County, NV, Industrial Development Revenue, Nevada Power Co. Project, Series B, AMT, 5.9%, 10/1/2030	1,665,000	1,504,344
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (c)	7,140,000	7,540,197
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	1,866,960
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030 *	2,000,000	20,000

		10,931,501
New Hampshire 2.2%
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,202,025
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,603,087

		2,805,112
New Jersey 1.2%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	290,000	265,686
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	1,430,000	1,307,149

		1,572,835
New Mexico 2.0%
Farmington, NM, Pollution Control Revenue, 5.8%, 4/1/2022	2,750,000	2,535,912
New York 13.9%
Long Island, NY, Power Authority, Electric System Revenue, Series E, 5.0%, 12/1/2021 (c)	2,900,000	3,050,191
Nassau County, NY, Project Revenue, North Shore Healthcare Systems Project, Series B, 5.875%, 11/1/2011	365,000	377,115
New York, Core City General Obligation, Series C, 7.0%, 2/1/2010	315,000	322,960
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.125%, 4/1/2019 (c)	1,450,000	1,682,029
New York, State General Obligation Lease, Higher Education Revenue, Dormitory Authority, State University, 5.125%, 5/15/2021 (c)	140,000	140,088
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023 (c)	8,260,000	8,412,562
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	1,791,060
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028	2,000,000	1,769,460

		17,545,465
North Carolina 2.7%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,039,600

North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	1,000,000	1,077,750
North Carolina, Municipal Power Agency No. 1, Catawba Electric Revenue, Series B, 6.375%, 1/1/2013	1,300,000	1,328,847

		3,446,197
Ohio 5.0%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	7,350,000	6,231,403
Pennsylvania 4.0%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, 7.25%, 7/1/2039	2,000,000	2,145,040
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	401,088
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	750,000	767,588
Philadelphia, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	589,200	589,677
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, Prerefunded, 8.125%, 11/15/2030	1,000,000	1,094,080

		4,997,473
Puerto Rico 7.0%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	4,000,000	4,029,600
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series L, 5.25%, 7/1/2038 (c)	1,300,000	1,193,530
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.5%, 8/1/2044	2,000,000	2,167,100
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Zero Coupon, 8/1/2032	2,000,000	1,400,000

		8,790,230
South Carolina 4.1%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	983,000	767,271
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	1,545,000	1,844,375
Series A, Prerefunded, 7.375%, 12/15/2021	1,000,000	1,091,410
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	1,585,000	1,519,555

		5,222,611
South Dakota 1.6%
South Dakota, Hospital & Healthcare Revenue, Sioux Valley Hospital, Series E, 5.375%, 11/1/2024	2,000,000	2,021,760
Tennessee 3.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	471,160
5.0%, 12/15/2018	540,000	505,208
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,114,470
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	2,000,000	2,289,080

		4,379,918
Texas 13.2%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	1,963,725

Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 4.388%, 4/1/2027 (d)	1,960,000	1,340,954
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	817,110
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	795,640
Dallas, TX, Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.13% **, 9/1/2041, Bank of America NA (a)	2,500,000	2,500,000
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	2,000,000	1,710,100
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030 (c)	2,250,000	1,746,562
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, 5.75%, 1/1/2033	2,000,000	1,984,600
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039 (c)	1,000,000	806,630
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	1,000,000	958,870
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	2,000,000	2,036,880

		16,661,071
Virgin Islands 2.4%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.375%, 10/1/2019	3,000,000	3,062,820
Virginia 1.2%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,527,865
Washington 1.9%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (c)	595,000	516,793
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	1,820,440

		2,337,233
West Virginia 0.3%
West Virginia, Hospital Finance Authority Revenue, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2022	390,000	417,788
Wisconsin 3.9%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	1,000,000	1,021,500
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	1,040,000	955,708
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,110,000	1,161,093
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,724,670

		4,862,971

Total Municipal Bonds and Notes (Cost $190,952,458)		191,175,880
Municipal Inverse Floating Rate Notes (e) 13.2%
California 3.3%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (c) (f)	2,121,349	2,200,888
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (c) (f)	1,930,312	2,002,688
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 8.953%, 5/1/2027, Leverage Factor at purchase date: 2 to 1

		4,203,576

New York 4.8%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (f)				5,535,000	5,979,794
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 17.494%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
Tennessee 5.1%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (f)				5,918,585	6,434,898
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.446%, 1/1/2024, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $15,889,320)					16,618,268
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $206,841,778) †				165.1	207,794,148
Other Assets and Liabilities, Net				(9.5)	(11,965,936)
Preferred Shares, at Redemption Value				(55.6)	(70,000,000)

Net Assets Applicable to Common Shareholders				100.0	125,828,212

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier	7.375%	1/1/2030	2,000,000	1,933,273	20,000
**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2009.

†

The cost for federal income tax purposes was $206,337,403. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $1,456,745. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,468,903 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,012,158.

(a)	Security incorporates a letter of credit from the bank listed.
(b)	When-issued security.
(c)	Bond is insured by one of these companies:
Insurance Coverage					As a % of Total Investment Portfolio
Ambac Financial Group, Inc.					1.8
Assured Guaranty Corp.					0.7
Financial Guaranty Insurance Co.					9.2
Financial Security Assurance, Inc.					2.8
Radian					0.3
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(d)	Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(e)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(f)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(g)	$ —	$ 207,794,148	$ —	$ 207,794,148
Total	$ —	$ 207,794,148	$ —	$ 207,794,148

(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009